Fund facts. . . as of 3/31/98
                                  Thornburg       Thornburg         Thornburg
                                 Intermediate   Intermediate      Intermediate
                               Municipal Fund  Municipal Fund    Municipal Fund
                                   A Shares       C Shares           I Shares
SEC Yield                           3.88%            3.60%             4.35%
Taxable Equiv. Yields               6.42%            5.96%             7.20%
NAV                                $13.56           $13.57            $13.54
Max. Offering Price                $14.05           $13.57            $13.54


Total returns. . . as of 3/31/98
(Annual Average - After Subtracting Maximum Sales Charge)

One Year                            4.20%            7.49%           8.34%
Five Year                           5.49%             N/A             N/A
Since Inception                     6.83%            6.17%           7.85%
Inception Date
                                 (7/22/91)         (9/1/94)        (7/5/96)

Taxable equivalent yields assume a 39.6% marginal federal tax rate.
The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.
Maximum sales charge of the Fund's Class A Shares is 3.50%.
The date quoted represent past performance and may not be construed as a guarantee of future results.




Dear Fellow Shareholder,
I am pleased to present the Semi-Annual Report for the Thornburg Intermediate Municipal Fund for the 6 months ending March 31, 1998. The net asset value of the A shares increased 10 cents per share to $13.56. If you were with us for the entire period, you received dividends of 31.8 cents per share. If you reinvested your dividends, you received 32.1 cents per share. Investors who owned C shares received dividends of 29.1 and 29.4 cents per share, respectively. Your Thornburg Intermediate Municipal Fund currently holds over 340 municipal obligations from 47 states and 3 U.S. Territories. Approximately 79% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your fund so that some bonds are scheduled to mature at par during each of the coming years. Today, your fund's weighted average maturity is approximately 7.6 years, and we always keep it below 10 years. Percentages of the portfolio maturing in the coming years are summarized below:

% of portfolio                Cumulative %
maturing within             maturing by end of
         2 years = 5%         year 2 = 5%
    2 to 4 years = 13%        year 4 = 18%
    4 to 6 years = 15%        year 6 = 33%
    6 to 8 years = 27%        year 8 = 60%
   8 to 10 years = 18%        year 10 = 78%
  10 to 12 years = 11%        year 12 = 89%
  12 to 14 years = 5%         year 14 = 94%
  14 to 16 years = 5%         year 16 = 99%


Over the last 6 months your average portfolio maturity has increased a bit. The supply of new municipal bonds has increased considerably over the levels of recent years. With a better selection of bonds to choose from, we directed portfolio cash flow and new money into the middle maturity range of your bond ladder. Today we are managing the portfolio to keep the average maturity approximately where it is. We will stick with this approach if interest rates remain stable or decrease. If bond yields increase, we will likely extend the average portfolio maturity to approximately nine years. This would permit us to increase our income yields if higher yields are available. Today there is a great deal of discussion about the Federal Reserve and the future direction of the U.S. economy and interest rates. The U.S. economy is extremely strong, and tax receipts are off the charts. The federal budget will show a surplus in 1998 of between $50 and $100 billion, the first surplus since 1969! Most states will also have budget surpluses. In the midst of all this economic strength, I am impressed by the degree to which bond investments have outperformed money market investments in the last 5 years. Look at these average return numbers for various categories of bond mutual funds and money market funds for the 5 year period ending March 31, 1998:

Average annual return
5 Years Ending 3/31/98
Taxable Money Mkt. Fund            4.4%  (before income taxes)
Avg. Fund: Intmdt. Corp. Debt      6.2%  (before income taxes)
Avg. Fund: Intmdt. U.S. Gvt. Debt  5.6%  (before income taxes)

Municipal Money Mkt. Fund          2.8%  (national portfolios)
Avg. Fund: Short Muni Bond         4.4%  (national portfolios)
Avg. Fund: Intmdt. Muni Bond       5.5%  (national portfolios)
(source: The Wall Street Journal/Lipper)

*Money market funds strive to keep a stable net asset value. The net asset value of the fund can and does fluctuate. CD's usually pay a fixed rate of interest and are insured by FDIC. **Morningstar proprietary rating reflects historical risk adjusted performances as of 3/31/98. Ratings are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar overall ratings are calculated from the funds' three-, five-, and ten year average annual returns and a risk factor that reflects fund performance relative to three month Treasury bill returns. 10% of the funds in an investment category receive five stars and 22.5% receive four stars. THIMX is ranked 4 stars for the 3 year period and 5-stars for the 5 year period ending 3/31/98. At 3/31/98, there were 1525 bond funds with 3-year ratings and 782 with 5-year ratings in Morningstar's Municipal National Intermediate category. Past performance cannot guarantee future results.

ASSETS

Investments at value (cost $352,815,107)                        $ 372,948,356
Cash                                                                   90,511
Receivable for fund shares sold                                     2,700,692
Interest receivable                                                 6,011,531
Prepaid expenses and other assets                                     122,379
Total Assets                                                    $ 381,873,469


LIABILITIES

Payable for investments purchased                                   5,485,431
Payable for fund shares redeemed                                      459,277
Accounts payable and accrued expenses                                 231,792
Payable to investment advisor                                         268,780
Dividends payable                                                     511,817
Total Liabilities                                                   6,957,097

NET ASSETS                                                      $ 374,916,372

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($340,600,129
applicable to 25,123,321 shares of beneficial interest outstandi$       13.56

Maximum sales charge, 3.50 % of offering
price (3.63% of net asset value per share)                               0.49
Maximum Offering Price Per Share                                $       14.05

Class C Shares:
Net asset value and offering price per share * ($15,855,202
applicable to 1,168,002 shares of beneficial interest
outstanding)                                                    $       13.57

Class I Shares:
Net asset value, offering and redemption price per share
($18,461,041 applicable to 1,363,630 shares of beneficial
interest outstanding)                                           $       13.54

See notes to unaudited financial statements.
* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


INVESTMENT INCOME:
Interest income (net of premium amortized of $585,110)    $ 9,941,335

EXPENSES:

Investment advisory fees (Note 4)                             870,268
Administration fees (Note 4)
Class A Shares                                                197,898
Class C Shares                                                  8,367
Class I Shares                                                  4,521
Distribution and service fees (Note 4)
Class A Shares                                                379,965
Class C Shares                                                 40,163
Transfer agent fees                                           108,064
Custodian fees                                                128,830
Registration and filing fees                                   39,303
Professional fees                                              22,415
Accounting fees                                                21,429
Trustee fees                                                    4,840
Other expenses                                                 12,862

Total Expenses                                              1,838,925

Less:
Expenses waived by investment advisor (Note 4)               (104,439)

Net Expenses                                                1,734,486

Net Investment Income                                       8,206,849

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTE 6)
Net realized gain on investments sold                          27,336
Increase in unrealized appreciation of investments          2,329,954

Net Realized And Unrealized Gain On Investments             2,357,290

Net Increase In Net Assets Resulting From Operations      $10,564,139

See notes to unaudited financial statements.

INCREASE (DECREASE) IN
NET ASSETS FROM:


OPERATIONS:
Net investment income                             $   8,206,849  $  13,785,181
Net realized gain (loss) on investments sold             27,336        (28,983)
Increase in unrealized appreciation of investment     2,329,954      5,148,693

Net Increase in Assets Resulting from Operations     10,564,139     18,904,891


DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares                                       (7,464,067)   (13,081,853)
Class C Shares                                         (288,667)      (428,625)
Class I Shares                                         (454,115)      (274,703)


FUND SHARE TRANSACTIONS - (Note 5):
Class A Shares                                       29,163,232     58,470,208
Class C Shares                                        4,478,091      3,484,657
Class I Shares                                        1,717,915     15,723,400

Net Increase in Net Assets                           37,716,528     82,797,975


NET ASSETS:

Beginning of period                                 337,199,844    254,401,869

End of period                                    $  374,916,372  $ 337,199,844

See notes to unaudited financial statements.


Note 1 - Organization
Thornburg  Intermediate  Municipal  Fund (the "Fund"),  is a series of Thornburg
Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing six series of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund and Thornburg Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income taxes as is consistent with the preservation of capital. The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to distribution fees, administrative fees and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the six months ended March 31, 1998 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.
Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually. General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Merger of MacKenzie National Municipal Fund
On September 4, 1997, the Fund acquired all of the net assets of the MacKenzie National Municipal Fund ("MacKenzie") pursuant to a plan of reorganization approved by MacKenzie's shareholders. The merger was accomplished by a tax free exchange of Class A shares of the Fund (valued at $18,771,800) for the net assets of MacKenzie which aggregated $18,771,800, including $1,229,921 of unrealized appreciation. The combined net assets of the Fund immediately after the merger was $330,284,944.

Note 4 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ended March 31, 1998, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund depending on the Fund's asset size. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended March 31, 1998, the Adviser voluntarily waived certain operating expenses amounting to $104,439. The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund shares. For the six months ended March 31, 1998, the Distributor earned commissions aggregating $43,655 from the sale of Class A shares and collected contingent deferred sales charges aggregating $3,044 from redemptions of Class C shares of the Fund. Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares. The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the six months ended March 31, 1998, are set forth in the statement of operations. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust.

Note  5 - Shares of Beneficial Interest
At March 31, 1998 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $358,281,090. Transactions in shares of beneficial interest were as follows:

                 Six Months Ended March 31, 1998   Year Ended September 30, 1997
Class A Shares                 Shares       Amount      Shares       Amount
Shares sold                  2,955,826 $ 46,442,001    5,286,812 $ 70,614,800
Shares issued to shareholders in
reinvestment of distributions  275,496    3,727,173      587,219    7,823,262
Shares issued in merger            -0-          -0-    1,399,836   18,771,800
Shares repurchased          (1,551,430) (21,005,942)  (2,909,821) (38,739,654)

Net Increase                 1,679,892 $ 29,163,232    4,364,046 $ 58,470,208

Class C Shares
Shares sold                    392,221 $  5,318,940      463,652 $  6,137,464

Shares issued to shareholders in
reinvestment of distributions   14,070      190,686       25,749      343,527
Shares repurchased             (76,017)  (1,031,535)    (224,491)  (2,996,334)


Net Increase                   330,274 $  4,478,091      264,910   $3,484,657


Class I Shares
Shares sold                    245,073 $  3,306,070    1,633,003 $ 21,682,243
Shares issued to shareholders in
reinvestment of distributi       5,982       80,920        5,832       77,734
Shares repurchased            (123,287)  (1,669,075)    (445,038)  (6,036,577)

Net Increase                   127,768 $  1,717,915    1,183,797 $ 15,723,400

Note 6 - Securities Transactions
For the six months ended March 31, 1998, the Fund had purchase and sale transactions (excluding short-term securities) of $58,089,273 and $27,153,553, respectively. At March 31, 1998, net unrealized appreciation of investments was $20,133,250, resulting from $20,469,062 gross unrealized appreciation and $335,812 gross unrealized depreciation. Accumulated net realized losses from securities transactions included in net assets at March 31, 1998, aggregated $3,497,968. For Federal income tax purposes the Fund has realized capital loss carryforwards of $3,498,473 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows:
September 30, 2002 - $1,201,221,  September 30, 2003 - $2,093,003  and September
30, 2005 - $200,249.

Per share operating  performance (for a share  outstanding  throughout the year)
                                    Six Months Ended                  Year Ended September 30,
                                     March 31, 1998         1997        1996      1995       1994

Class A Shares:
Net asset value, beginning of period        $   13.46    $  13.23    $ 13.18    $ 12.73    $ 13.47

Income from investment operations:
                  Net investment income          0.32        0.66       0.68       0.68       0.67
                  Net realized and unrealized
                  gain (loss) on investments     0.10        0.23       0.05       0.45      (0.72)

Total from investment operations                 0.42        0.89       0.73       1.13      (0.05)
Less dividends from:
                  Net investment income         (0.32)      (0.66)     (0.68)     (0.68)     (0.67)
                  Realized capital gains         0.00        0.00       0.00       0.00      (0.02)

Change in net asset value                        0.10        0.23       0.05       0.45      (0.74)

Net asset value, end of period              $   13.56    $  13.46    $ 13.23    $ 13.18    $ 12.73

Total return (a)                                 3.13%      6.90%      5.64%      9.16%     (0.38)%

Ratios/Supplemental Data Ratios to average net asset:
     Net investment income                       4.71%(b)   4.96%      5.12%      5.31%      5.23%
     Expenses, after expense reductions          1.00%(b)   1.00%      1.00%      1.00%      0.95%
     Expenses, before expense reductions         1.05%(b)   1.05%      1.09%      1.08%      1.05%

Portfolio turnover rate                          7.78%     15.36%     12.64%     32.20%     27.37%

Net assets at end of period (000)           $  340,600 $  309,293  $  246,128  $  227,881  $ 207,718


(a)  Sales loads are not reflected in computing total return which is not annualized for periods less than one year.
(b)  Annualized.
Note: From September 1, 1994 to September 28, 1995 the Fund issued class B shares, which at the time of their conversion to class A shares on September 28, 1995 represented less than 1% of the Fund's net assets

                                                                                 Period from Sept. 1 (a) -
                                Six Months Ended      Year Ended Septemberr 30,  September 30,
                                 March 31, 1998    1997      1996      1995      1994
Class C Shares:
Net asset value, beginning of period $  13.48 $   13.24 $   13.20 $   12.73 $   12.91

Income from investment operations:
Net investment income                   0.29      0.61      0.63      0.60      0.05
Net realized and unrealized
gain (loss) on investments              0.09      0.24      0.04      0.47     (0.18)

Total from investment operations        0.38      0.85      0.67      1.07     (0.13)
Less dividends from:
Net investment income                  (0.29)    (0.61)    (0.63)    (0.60)    (0.05)

Change in net asset value               0.09      0.24      0.04      0.47     (0.18)

Net asset value, end of period     $   13.57 $   13.48 $   13.24 $   13.20 $   12.73

Total return (b)                        2.85%     6.55%     5.14%     8.60%    (0.97)%

Ratios/Supplemental Data Ratios to average net asset:
Net investment income                   4.31%     4.55%     4.73%     4.62%    4.51%(c)
Expenses, after expense reductions      1.40%     1.40%     1.40%     1.66%    1.76%(c)
Expenses, before expense reductions     1.57%     1.99%     1.97%     2.35%    1.76%(c)

Portfolio turnover rate                 7.78%    15.36%    12.64%    32.20%    27.37%

Net assets at end of period (000)   $  15,855 $  11,292 $   7,586  $  4,001   $  139

(a)  Commencement of operations.
(b)  Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c)  Annualized.


                                                  Six Months Ended            Year Ended September 30
                                                    March 31, 1998           1997        1996 *

Class I Shares:
Net asset value, beginning of period                   $     13.44     $    13.23    $   13.00

Income from investment operations:
                  Net investment income                       0.34           0.70         0.17
                  Net realized and unrealized
                  gain on investments                         0.10           0.21         0.23

Total from investment operations                              0.44           0.91         0.40
Less dividends from:
                  Net investment income                      (0.34)         (0.70)       (0.17)

Change in net asset value                                     0.10           0.21         0.23

Net asset value, end of period                         $     13.54    $     13.44    $   13.23

Total return (a)                                              3.29%           7.07%         3.11%

Ratios/Supplemental Data Ratios to average net asset:
                  Net investment income                       5.02%(b)        5.16%         5.49%(b)
                  Expenses, after expense reductions          0.69%(b)        0.69%         0.70%(b)
                  Expenses, before expense reductions         0.82%(b)        1.24%         6.10%(b)

Portfolio turnover rate                                        7.78%         15.36%          12.64%

Net assets at end of period (000)                       $     18,461    $    16,615      $    689

(a)  Not annualized for periods less than one year.
(b)  Annualized.
*  Sales of Class I shares commenced on July 5, 1996.


CUSIPS:  Class A - 885-215-202, Class C - 885-215-780, Class I - 885-215-673
NASDAQ Symbols:  Class A - THIMX, Class C -THMCX , Class I - THMIX

Principal                                                                                          Credit Ratingt
Amount            Issuer-Description                                                                 Moody's/S&P           Value

Alabama           (1.90%)
 1,530,000     Alabama A & M University Housing & General Fee Revenue Series 1992, 6.20%
               due 11/1/05 (Living and Learning Center Project; Insured: MB                               Aaa/AAA      $1,673,529
   250,000     Alabama Municipal Electric Authority Power Supply System Series 1991-A, 6.50%
               due 9/1/05 (Insured: MBIA)                                                                 Aaa/AAA         271,198
   500,000     Alabama State Docks Revenue, 6.00% due 10/1/08 (Insured: MBIA)                             Aaa/AAA         553,630
   935,000     Montgomery Alabama Special Care Facilities Series A, 5.10% due 5/1/10
               (Baptist Med Center Project; Insured: AMBAC)                                               Aaa/AAA         929,764
 1,030,000     Montgomery Alabama Special Care Facilities Series A, 5.25% due 5/1/12
               (Baptist Med Center Project; Insured: AMBAC)                                               Aaa/AAA       1,023,068
   750,000     Montgomery County Revenue, 7.00% due 4/1/07 (Human Resources Project)                        NR/NR         822,975
   920,000     Pell County Industrial Development Board Revenue Series 1989-A, 7.75% due 9/1/04
               (Shelby Creek Fabricators Project; LOC: Southtrust                                                         927,562
   790,000     Phenix City Alabama Water & Sewer Revenue, 4.95% due 8/15/12                               Aaa/AAA         785,616
Alaska           (1.30%)
 1,000,000     Alaska Industrial Development & Export Authority Series 1991-A, 7.30% due 4/1/06             A2/A-       1,047,820
   845,000     Anchorage Electric Utility  Revenue, 5.75% due 12/1/05  (Insured:  MBIA)                   Aaa/AAA         910,648
 1,500,000     North Slope Borough Alaska General Obligation Capital Appreciation
               Series 1993-B, 0% due 1/1/02 (Insured:MBIA)                                                Aaa/AAA       1,275,525
 1,660,000     Seward Alaska Revenue, 7.375% due 10/1/07 (Alaska Sealife Center Project)                    NR/NR       1,773,527
Arizona  (1.80%)
 2,710,000     Arizona Municipal Finance Program, 8.70% due 8/1/05 (Escrowed to Maturity)                 Aaa/AAA       3,443,136
   585,000     Coconinos Yavapai School District Sedona, 5.40% due 7/1/02                                   NR/A-         609,945
   500,000     Maricopa County Unified School District #89, Dysart School District
               General Obligation, 0% due 7/1/01 (Insured: FGIC)                                          Aaa/AAA         436,540
   880,000     Santa Cruz Valley Arizona School  District  Series 1994, 0% due 7/1/98 (Insured: FGIC)     Aaa/AAA         871,763
   400,000     Tucson General Obligation  Series D, 9.75% due 7/1/12                                        NR/AA         596,712
   500,000     Tucson General Obligation  Series D, 9.75% due 7/1/13                                        NR/AA         754,055
Arkansas     (0.40%)
 1,335,000     Rogers Sales and Use Tax Revenue,  6.00% due 11/1/07                                         A1/AA       1,440,986
California  (12.00%)
   725,000     Big Bear Area Regional Wastewater Refunding, 5.00% due 4/1/10 (Insured: AMBAC)             Aaa/AAA         744,140
   500,000     California Health Facilities  Financing  Authority,  5.625% due 5/15/08                      NR/A-         520,935
   675,000     California  Housing  Finance  Authority  Revenue  Series  1985-B,  9.875% due 2/1/17        Aa/AA-         707,319
 1,000,000     California  Statewide  Community  Development  Authority Series 1996-A,
               6.00% due 9/1/05 (San Gabriel Medical Center Project; Insured: California Health)            NR/A+       1,083,820
 4,500,000     California Statewide Community Development Authority Certificate of Participation,
               5.50% due 10/1/07 (Unihealth America Project; Insured: AMBAC)                              Aaa/AAA       4,801,230
 3,340,000     California Statewide Community Development Authority Certificate of Participation,
               5.90% due 4/1/09                                                                             NR/A+       3,551,222
 1,740,000     Escondido Joint Powers Financing Authority Lease Revenue, 0% due 9/1/07
               (Center for the Arts Project; Insured: AMBAC)                                              Aaa/AAA       1,117,271
 1,000,000     Fremont Multi Family Housing Revenue Series A, 5.40% due 1/1/26, put 1/1/06
               (Durham Greens Project; Insured: FNMA)                                                      NR/AAA       1,048,770
 8,095,000     Glendale Hospital Revenue Refunding Revenue, 7.75% due 1/1/09 (Verdugo Hills Project;
               Insured: Industrial Indemnity)                                                                NR/A       9,662,839
   500,000     Irwindale Community Redevelopment Agency, 6.60% due 8/1/18                                 Baa3/NR         570,745
   500,000     Los Angeles Water and Power, 9.00% due 9/1/04                                               Aa3/A+         620,120
   300,000     Newport Beach California Revenue Series C, 3.70% due 10/1/22, put 4/1/98
               (daily demand note) (Hoag Memorial Hospital Project)                                        NR/A1+         300,000
   100,000     Orange County Local Transportation Authority Sales Tax Revenue, 5.50% due 2/15/01
               (Measure M Sales Tax Project)                                                               Aa/AA+         103,958
   350,000     Orange County Refunding Recovery, 5.20% due 6/1/03 (Insured: MBIA)                         Aaa/AAA         365,754
 1,190,000     Orange County Refunding Recovery, 6.50% due 6/1/04 (Insured: MBIA)                         Aaa/AAA       1,331,086
 2,280,000     Orange County Refunding Recovery, 6.50% due 6/1/05 (Insured: MBIA)                         Aaa/AAA       2,572,889
 2,850,000     Orange County Special Financing Authority Teeter Plan Revenue Series E,
               6.35% due 11/1/14, put 11/1/01 (LOC: Industrial Bank of Japan)                               A2/A-       3,007,120
 1,500,000     Sacramento California Municipal Utility District Electric Revenue, 6.67%
               (variable rate) due 5/15/98 (Insured: FSA)                                                 Aaa/AAA       1,672,500
   980,000     San Diego County Multi Family Housing Revenue, 5.50% due 7/1/25, put 7/1/05
               (Del Mar Turf Club Apts - A Project; Collateralized: FNMA)                                  NR/AAA       1,012,850
   500,000     San Diego County Water Authority Revenue & Refunding Series 1993-A, 7.437%
               (variable rate) due 4/11/98 (Insured: FGIC)                                                Aaa/AAA         590,000
 1,925,000     San Diego Water Revenue  Certificate of Participation,  6.25% due 5/1/04                   Aa3/AA-       2,084,294
 2,000,000     San Francisco City & County Agency Redevelopment Agency Lease Revenue, 0% due 7/1/07         A1/A-       1,301,380
   365,000     San Francisco  Downtown Parking  Corporation  Series 1993,  5.40% due 4/1/98                  A/NR         365,000
   380,000     San Francisco  Downtown Parking  Corporation Series 1993, 5.55% due 4/1/99                    A/NR         386,129
   405,000     San  Francisco  Downtown  Parking  Corporation  Series 1993,  5.70% due 4/1/00                A/NR         416,381
   425,000     San Francisco Downtown Parking  Corporation Series 1993, 5.85% due  4/1/01                    A/NR         442,506
   145,000     San  Marcos Certificate of Participation Series C, 0% due 8/15/05 (Escrowed to Maturity)    NR/AAA         104,069
   740,000     San  Marcos Certificate of Participation Series D, 0% due 9/2/05  (Escrowed to Maturity)    NR/AAA         529,988
 1,000,000     Southern California Public Power Transmission Project Revenue, 0% due 7/1/14                  Aa/A         435,600
 1,000,000     Stanton Multi Family Housing Revenue Bond Series 1997,  5.62% due 8/1/08,
               (Continental Gardens Project; Insured: FNMA)                                                NR/AAA       1,050,850
   700,000     Sulphur Springs School District  General  Obligation  Series B, 5.60% due 3/1/04              NR/A         749,329
   800,000     Sulphur Springs School District  General  Obligation  Series B, 5.70% due 3/1/05              NR/A         864,376
   450,000     Sunline Transit Agency  Certificate of  Participation  Series A, 5.625% due 7/1/04            A/NR         462,955
   215,000     Sunline Transit Agency  Certificate of  Participation  Series A, 5.75% due 7/1/05             A/NR         235,492
Colorado (2.70%)
   100,000     Arvada Company Industrial Development Revenue, 5.25% due 12/1/07
               (Wanco Incorporated Project; LOC: U.S. Bank, N.A.)                                           NR/NR         101,968
   450,000     Arvada Company Industrial Development Revenue, 5.60% due 12/1/12
               (Wanco Incorporated Project; LOC: U.S. Bank, N.A.)                                           NR/NR         456,165
   500,000     Colorado Health Facilities Auth. Retirement Revenue, 0% due 7/15/20                         NR/AAA         152,470
   500,000     Colorado Health Facilities Authority Revenue Refunding National Benevolent Association
               Series B, 5.10% due 2/1/12                                                                 Baa1/NR         484,150
   530,000     Colorado Student Loan Revenue Series 1992-B, 6.55% due 12/1/02                                A/NR         558,143
   975,000     Colorado Student Obligation Bond Authority Student Loan Revenue Series B, 5.90% due 9/1/02    A/NR       1,020,338
 2,000,000     Dawson Ridge Met District # 1, 0% due 10/1/22                                               Aaa/NR         546,000
 2,830,000     Larimer County General Obligation, 8.45% due 12/15/05 (Poudre School District R1 Project)    A2/NR       3,548,905
 2,500,000     Mesa Valley School District Certificate of Participation Series B, 6.875%
               due 12/1/05 (Insured: FSA)                                                                 Aaa/AAA       2,745,450
   295,000     Thornton County Single Family Mortgage Revenue Series 1992-A, 8.05% due 8/1/09                A/NR         315,582
Connecticut     (1.20%)
 3,000,000     Bristol Resource Recovery Facility Operating Committee - Solid Waste Revenue
               Refunding Series 1995, 6.125% due 7/1/03 (Ogden Martin at Bristol Project)                    A/NR       3,240,450
   135,000     New Britain Senior Citizen Housing Development Mortgage Revenue Refunding
               Series A, 6.50% due 7/1/02 (Nathan Hale Apartments Project; Insured: FHA)                   NR/AAA         142,865
   500,000     Stratford  General  Obligation  Series 1992,  7.15% due 3/1/03                               NR/NR         549,800
   500,000     Stratford  General  Obligation Series 1992, 7.20% due 3/1/04                                 NR/NR         550,480
Delaware   (0.90%)
 3,235,000     Delaware Transportation   Authority  System  Revenue,  6.25%  due  7/1/04                    A1/AA       3,501,079
District of Columbia (1.80%)
 1,000,000     District of Columbia Certificate of Participation Series 1993, 7.30% due 1/1/13             NR/BB-       1,098,500
 1,000,000     District of Columbia General Obligation Series A, 5.75%  due  6/1/03                        Ba1/BB       1,051,340
   100,000     District  of  Columbia Georgetown University,  8.25% due 4/1/18                              A1/A+         102,000
   150,000     District  of Columbia HFA Mortgage Revenue Refunding,  6.00% due 7/1/02 (Insured: MBIA)    Aaa/AAA         154,191
 1,295,000     District of Columbia Hospital Revenue (Medlantic Healthcare Group) Series 1997-A,
               6.00% due 8/15/04 (Insured: MBIA)                                                          Aaa/AAA       1,404,479
 1,000,000     District of Columbia Hospital Revenue (Medlantic Healthcare Group) Series 1997-A,
               6.00% due 8/15/05 (Insured: MBIA)                                                          Aaa/AAA       1,089,240
   325,000     District of Columbia Revenue, 0% due 2/15/02 (Assoc. of American Medical Colleges)          NR/AA-         261,537
   250,000     District of Columbia Revenue, 0% due 2/15/04 (Assoc. of American Medical Colleges)          NR/AA-         178,803
 1,375,000     District of Columbia Revenue American University, 5.25% due 10/1/04 (Insured: AMBAC)       Aaa/AAA       1,436,504
Florida  (6.40%)
  1,495,00     Broward County Florida Housing Finance Authority Refunding Series A, 5.20% due 4/1/17
               (FNMA/GNMA Collateralized)                                                                  Aaa/NR       1,496,241
 1,190,000     Broward County Florida Multi Family Housing, 5.40% due 10/1/11 (Pembroke Park Apts
               Project; LOC: Florida Housing Finance Corp.)                                                 NR/NR       1,196,450
   250,000     Cape Coral Special Assessment Water Improvement, 6.50% due 7/1/98 (Insured: MBIA)          Aaa/AAA         251,660
   240,000     Dade County Educational Facilities Revenue, 7.65% due 4/1/10, pre-refunded 4/1/00 @ 102
               (University of Miami Project; Insured: MBIA)                                               Aaa/AAA         261,696
 1,000,000     Dade County General Obligation, 7.00% due 10/1/06 (Insured: AMBAC)                         Aaa/AAA       1,179,620
 1,100,000     Duval County HFA Multi Family Housing Revenue Series 1996, 5.35% due 9/1/06
               (St. Augustine Apartments Project)                                                            NR/A       1,126,895
   155,000     Duval County HFA Single Family Housing Revenue Series 94, 6.10% due 4/1/06
               (GNMA  Guaranteed)                                                                          Aaa/NR         160,447
   155,000     Duval County HFA Single  Family  Housing  Revenue  Series 94, 6.10% due 10/1/06
               (GNMA Guaranteed)                                                                           Aaa/NR         160,715
 2,320,000     Enterprise Community Development District Assessment Bonds, 6.00% due 5/1/10
               (Insured: MBIA)                                                                            Aaa/AAA       2,514,555
 1,000,000     Florida Housing Finance Agency Multi Family Housing Revenue Series 1983-G, 5.35%
               due 12/1/05, mandatory put 6/1/00 (Insured: Connecticut General)                             NR/AA       1,011,620
   250,000     Florida Housing Finance Authority Multi Family Housing Revenue, 5.10% due 4/1/13
               (Park Colony Project; LOC: Mellon Bank)                                                      NR/A+         255,143
   300,000     Florida  State Board of  Education  Series C, 6.00% due 5/1/07                              Aaa/AA         328,782
   110,000     Florida  State Board of Education Cap Outlay, 9.125%  due 6/1/14                           Aaa/AAA         156,225
   690,000     Florida  State Board of Education Cap Outlay, 9.125% due 6/1/14                            Aa2/AA+         986,479
   750,000     Halifax  Hospital Med Center Daytona Beach Health Care Facilities Revenue Series A,
               5.00% due 4/1/12 (Insured: ACA)                                                               NR/A         736,672
   320,000     Jacksonville Health Facilities Authority IDR, 7.55% due 12/1/07
               (National Benevolent Association Project)                                                  Baa1/NR         368,186
   100,000     Lee County Hospital Board Director's Revenue Series A, 5.70% due 4/1/01
               (Lee Memorial Hospital Project; Insured: MBIA)                                             Aaa/AAA         104,761
 2,515,000     Miami Dade County Special Obligation Subordinated Series C, 0% due 10/1/12 (Insured: MBIA) Aaa/AAA       1,204,886
 5,000,000     Miami Dade County Special Obligation Subordinated Series 1997-C, 0% due 10/1/13
               (Insured: MBIA)                                                                            Aaa/AAA       2,259,750
   500,000     Orlando & Orange County Expressway Revenue, 8.25% due 7/1/14 (Insured: FGIC)               Aaa/AAA         686,320
   150,000     Osceola County Health Facilities Revenue Series 1994, 5.75% due 5/1/04
               (Evangelical Lutheran Good Samaritan Project; Insured: AMBAC)                              Aaa/AAA         161,445
 2,000,000     Pasco County Housing Finance Authority Multi Family Housing Revenue, 8.65% due 6/1/27,
               put 6/1/08 (Cypress Trail Apts Project; Guaranty: Axa Reinsurance)                          NR/AA-       2,081,840
   650,000     Pensacola Apartment Revenue Series A, 6.25% due 10/1/04                                    Aaa/AAA         710,112
   635,000     Pinellas County Florida Health Facility Authority Revenue, 3.65% due 6/1/05,
               put 4/1/98 (daily demand note)                                                           VMIG1/AAA         635,000
 1,845,000     Pinellas County Health Facilities Authority Series 1994-A, 5.75% due 8/1/01
               (Multi County Project; FNMA/GNMA Collateralized)                                            Aaa/NR       1,889,815
   325,000     Seminole County School Board Certificate of Participation, 5.35% due 7/1/02 (Insured: MBI  Aaa/AAA         340,935
 1,405,000     South Broward Hospital District Revenue, 7.50% due 5/1/08 (Insured: AMBAC)                 Aaa/AAA       1,627,889

Georgia  (0.40%)
   250,000     Georgia Municipal Electric Authority Power Revenue Series Y, 10.00% due 1/1/10               A3/A+         362,275
 1,500,000     Richmond County Development Authority Revenue, 0% due 12/1/21                               Aaa/NR         427,980
   500,000     Savannah Recovery Development Authority Revenue, 5.95% due 12/1/02                           A1/A+         532,305

Idaho    (1.50%)
   985,000     Boise City Idaho Industrial Development Corporation, 5.40% due 12/15/09
               (Western Trailer Company Project; LOC: First Security)                                       A1/NR         979,011
 1,000,000     Idaho Housing & Finance Association Single Family Housing Revenue Series I-2,
               5.65% due 7/1/16                                                                            Aaa/NR       1,019,930
 1,000,000     Idaho Housing & Finance Association Single Family Mortgage Revenue, 5.70% due 7/1/16        Aaa/NR       1,024,110
 1,030,000     Idaho Housing Agency Single Family Mortgage Revenue Series C, 7.875% due 1/1/21              Aa/AA       1,064,330
   955,000     Idaho  Student  Loan  Series  1992-B,  6.00% due 4/1/00                                      NR/NR         977,892
   705,000     Idaho  Student Loan  Revenue,  5.875% due 4/1/99                                             NR/NR         714,355
Illinois (5.20%)
 1,930,000     Bedford Park Tax Increment Revenue Refunding  Series 1993,  8.00% due 12/1/10              NR/BBB-       2,329,992
   300,000     Central  Lake County Joint  Action  Water  Agency  Series 1991,  0% due5/1/05
               (Insured:  MBIA)                                                                           Aaa/AAA         217,830
 4,000,000     Cook County Community Collection  Dist  #508,  7.70%  due  12/1/05  (Insured:  MBIA)       Aaa/AAA       4,839,760
   500,000     Illinois Development Financing Authority,  7.125% due 3/15/07
               (Children's Home & Aid Society Project; American National Bank of Chicago)                  NR/AA-         546,480
 2,400,000     Illinois Development Financing Authority Debt Restructuring Revenue Series 1994,
               7.25% due 11/15/09 (East St. Louis Project)                                                   NR/A       2,710,968
   320,000     Illinois Educational Facilities Authority Revenue, 7.125% due 7/1/11                         A1/A+         353,824
 1,000,000     Illinois Health Facilities Authority Revenue Series 1992, 7.00% due 7/1/02,
               (Trinity Medical Center Project)                                                          Baa2/BBB       1,073,250
   103,000     Illinois Health Facilities Authority Revenue Series A, 7.60% due 8/15/10 (Insured: FSA)    Aaa/AAA         123,126
   693,000     Illinois Health Facilities Authority Revenue, 7.60% due 8/15/10 (Insured: FSA)             Aaa/AAA         754,067
   500,000     Illinois Health Facilities Authority Revenue Refunding Series 1992, 7.00% due 1/1/07
               (Mercy Hospital Project)                                                                   Baa1/A-         543,680
 1,525,000     Illinois State University Auxiliary Facilities System Revenue Series 1992, 0% due 10/1/01
               (Insured: MBIA)                                                                            Aaa/AAA       1,317,173
 1,000,000     Lake County Community Consolidated School District #73, 9.00% due 1/1/06  (Insured:  FSA)   Aaa/NR       1,286,270
   710,000     McHenry County School District Woodstock General Obligation, 6.80% due 1/1/06(Insured:FSA) Aaa/AAA         813,085
   295,000     Rock Island Residential Mortgage Revenue, 7.70% due 9/1/08                                   Aa/NR         315,444
   800,000     Sangamon County Property Tax Lease Receipts, 7.45% due 11/15/06                              Aa/NR         961,984
 1,000,000     Southwestern  Illinois Development  Authority Medical Facilities Series A,
               7.00% due 8/15/12                                                                         Baa3/BBB       1,085,690
   100,000     Will & Kendall Counties Community School District # 202 General Obligation, 5.45%
               due 1/1/05 (Insured: AMBAC)                                                                Aaa/AAA         103,551
Indiana  (4.40%)
   540,000     Brownsburg Indiana Multi School Building Corpfirst Mortgage Bonds, 9.90% due 7/1/05
               (Escrowed to Maturity)                                                                        NR/A         718,459
   665,000     Danville Community Elementary School Building Corporation, 6.75% due 1/15/04                NR/AAA         734,393
 1,355,000     Delaware County Economic Development Income Tax Lease Rental Refunding Series 1998,
               5.25% due 12/1/09 (Insured: MBIA)                                                           Aaa/NR       1,396,666
 1,000,000     Gary Building Corporation - Lake County First Mortgage Series 1994-B, 8.25% due 7/1/10
               (Sears Building Project)                                                                     NR/NR       1,134,560
   255,000     Hamilton Heights Refunding Revenue, 6.60% due 1/1/08                                          NR/A         283,519
 2,600,000     Hamilton  Southeastern North Delaware School Building,  6.25% due 7/15/06                  Aaa/AAA       2,923,180
   700,000     Indiana Bond Bank Special Program Series 1991-F,  7.00% due 8/1/07                           NR/A+         764,631
   885,000     Indiana Public School Building Corp First Mortgage Refunding, 6.00% due 1/5/07               NR/AA         977,474
   910,000     Indiana  Public School  Building Corp First  Mortgage Refunding,  6.00% due 7/5/07           NR/AA       1,009,472
   740,000     Indianapolis Local Public Improvement  Bond Bank, 0% due 7/1/09                             Aa/AA-         432,094
 1,195,000     Lake Central Multi District  School  Building  Mortgage  Revenue Series 1992-B,
               6.25% due 1/15/04                                                                           NR/AAA       1,313,114
 1,880,000     Noblesville High School Building Corp First Mortgage Bonds,
               5.75% due 1/5/07 (Insured: AMBAC)                                                          Aaa/AAA       2,045,609
   645,000     North Lawrence Multi School Building Corp Revenue, 6.30% due 7/1/03                           NR/A         698,496
 1,000,000     Penn High School Building Corporation Series 1992, 6.00% due 6/15/03                          NR/A       1,075,080
   730,000     Warrick County Multi Family Housing Revenue, 5.00% due 10/1/29, put 10/1/00
               (Village Community Partners Project)                                                         NR/NR         731,015
Iowa     (0.80%)
 2,600,000     Iowa State Department General Services Certificate of Participation Series 1992,
               6.50% due 7/1/06 (Insured: AMBAC)                                                          Aaa/AAA       2,861,066
   285,000     Muscatine Iowa Electric Revenue Refunding, 5.00% due 1/1/07                                 Baa1/A         285,048
Kentucky    (3.00%)
 1,000,000     Erlanger Kentucky Improvement Assessment, 7.375% due 8/1/10 (Public Improvement 1993 Project;
               LOC: PNC Bank of Ohio)                                                                       NR/NR       1,029,580
 2,160,000     Fulton County Industrial Building Revenue Series 1995, 7.20% due 2/1/03
               (H.I.S. Jeans of Kentucky Project; Guarantee: CHIC by H.I.S.)                                NR/NR       2,258,194
 3,520,000     Fulton County Industrial Building Revenue Series 1995, 7.60% due 2/1/07
               (H.I.S. Jeans of Kentucky Project; Guarantee: CHIC by H.I.S.)                                NR/NR       3,682,025
 1,665,000     Hickman Industrial Building Revenue, 6.95% due 8/1/09 (H.I.S. Jeans of Kentucky Project)     NR/NR       1,735,396
   750,000     Kentucky State Turnpike Authority Recovery Revenue, 6.00% due 7/1/09 (Insured: MBIA)       Aaa/AAA         751,230
   605,000     Mt. Sterling League of Cities Funding Trust Lease Series A, 5.625% due 3/1/03
               (Investment Agreement w/ Transamerica Life; Guaranteed: Health Management Assoc.)            Aa/NR         637,422
 1,120,000     Paintsville First Mortgage Revenue Refunding Series 1991, 8.65% due 9/1/05
               (Paul B. Hall Medical Center Project)                                                        NR/NR       1,243,223
Louisiana    (2.80%)
   470,000     Calcasieu Parish Industrial Development Board Pollution Control Revenue,
               7.80% due 12/1/05 (Cities Service Corporation Project)                                     Baa2/BBB        472,317
    35,994     East Baton Rouge Mortgage Financing Authority Purchase Revenue, 8.25% due 2/25/11
               (GNMA Collateralized)                                                                       Aaa/AAA         37,145
 1,250,000     Jefferson Parish Drainage Improvement Refunding, 6.15% due 9/1/05 (Insured: FGIC)          Aaa*/AAA      1,388,762
   250,000     Louisiana Public Facilities Authority MFHR, 5.95% due 6/15/19
               (Carlyle Apts. Project; LOC: Union Bank of Switzerland)                                      NR/AA-        262,113
 7,500,000     Louisiana Public Facilities Authority Revenue Refinancing, 8.00% due 10/1/09
               (Schwegman Westside Expressway Project)                                                       NR/NR      8,222,775
Maine    (0.10%)
    85,000     Maine Municipal BD Bank Series A, 7.65% due 11/1/07                                            NR/A         89,042
   430,000     Maine Student Loan Revenue  Refunding,  6.90% due 11/1/03                                      A/NR        452,884
Maryland     (0.40%)
   935,000     Ann Arundel  County  Multi  Family Housing Revenue,  7.45% due 12/1/24,  put 12/1/03
               (Twin Coves Apartment Project; HudSection 8)                                                NR/BBB+        988,650
   500,000     Maryland St. CDA Department Housing & Community Development Single Family Program First
               Series, 5.60% due 4/1/05                                                                     Aa2/NR        529,330
Massachusetts   (3.90%)
   250,000     Boston General Obligation Series A, 7.60%  due  2/1/04, pre-refunded  2/1/99 @ 102            NR/A+        262,907
 1,000,000     Fall River General Obligation, 5.25% due 6/1/10 (Insured: MBIA)                             Aaa/AAA      1,033,240
   345,000     Haverhill General Obligation  Municipal Purpose Loan Series 1991, 7.50% due 10/15/11       Baa3/BBB        388,270
   515,000     Holyoke General Obligation School Project Loan Act of 1948,  7.35% due 8/1/02               Baa2/NR        574,065
 1,000,000     Holyoke General  Obligation  School Project Loan Act of 1948, 7.65% due 8/1/09              Baa2/NR      1,124,270
 2,860,000     Massachusetts  Housing  Finance Authority  Insured  Rental  Housing  Series  1994-A,
               6.20% due  1/1/06 (Insured: AMBAC)                                                          Aaa/AAA      2,979,148
 1,350,000     Massachusetts Industrial Financing Agency Revenue, 5.50% due 7/1/07
               (Suffolk University Project)                                                                Aaa/AAA      1,453,248
 4,165,000     Massachusetts Industrial Financing Agency Revenue Series A, 6.125% due 12/1/11
               (Insured: MBIA)                                                                             Aaa/AAA      4,403,613
 1,000,000     Massachusetts Industrial Financing Authority Revenue Refunding Series 1993-A,
               6.15% due 7/1/02 (Massachusetts Refusetech Project)                                        Baa1/BBB      1,051,770
   100,000     Massachusetts State Health & Education Facilities Authority Series B, 6.875% due 7/1/99
               (Charlton Hospital Project)                                                                    A1/A        103,699
   500,000     Massachusetts  State Health & Education  Facilities  Authority Revenue,  6.25% due 7/1/04   Baa3/NR        524,670
   500,000     Massachusetts State Health & Education Facilities Authority Revenue,  6.625% due 11/15/22  Baa2/BBB        563,585
Michigan    (4.20%)
   455,000     Auburn Hills Economic Limited Obligation Revenue Refunding and Improvement,
               6.15% due 12/1/05 (Foamade Industries Project; LOC: Michigan National Bank)                   NR/NR        484,134
   500,000     Detroit  Unlimited Tax General  Obligation,  8.00% due 4/1/11, pre-refunded  4/1/01 @ 102  Baa2/AAA        563,980
 2,450,000     Flint Refunding Tax Increment General  Obligation Fin Auth, 6.125% due 6/1/06             Baa3/BBB+      2,570,760
 1,000,000     Kent Hospital Finance Authority Michigan Hospital, 7.25% due 1/15/13                        Aaa/AAA      1,218,810
   965,000     Kent Hospital Finance Authority  Revenue  Refunding Series 1992, 6.20% due 11/1/02
               (Pinerest Christian Hospital Project; Insured: FGIC)                                        Aaa/AAA      1,047,179
   700,000     Michigan Public Power Agency Series 1997-A, 5.50% due 1/1/04
               (Campbell Project; Insured: AMBAC)                                                          Aaa/AAA        742,707
 1,000,000     Michigan State Housing Development Authority Rental Revenue, 3.60% due 4/1/04 (Insured: AMBAC)NR/A+      1,034,060
   500,000     Michigan State Housing Redevelopment Authority Ltd. Obligation, 6.50% due 9/15/07
               (Greenwood Villa Project; Insured: FSA)                                                     Aaa/AAA        537,890
 1,215,000     Michigan Strategic Fund Limited Obligation Refunding Revenue Series 1992, 6.25% due 8/15/04
               (Environmental Research Institute Project)                                                   NR/AAA      1,317,522
 2,000,000     Pontiac Federal Building Authority Refunding, 6.00% due 4/1/06 (Insured: FSA)               Aaa/AAA      2,206,760
   895,000     Pontiac Stadium Building Authority Revenue, 6.60% due 3/1/00                                Baa3/NR        913,598
 1,530,000     Southfield Economic Development Corporation Refunding Revenue N.W. 12
               Limited Partneship, 7.25% due 12/1/10                                                         NR/NR      1,635,815
 1,025,000     Wayne County Building Authority Limited Tax General Obligation Sinking Fund Series 1992-A,
               7.80% due 3/1/05, pre-refunded 3/1/02 @ 102                                               Baa2/BBB+      1,172,754
   225,000     Wayne County  Downriver  System Sewage Disposal Series A, 7.00% due 11/1/13                Baa/BBB-        245,299
Minnesota  (0.70%)
   695,000     Minneapolis  Special School Distirict Certificate of Participation, 5.40% due 2/1/01           A1/A        709,859
 1,000,000     Minnesota Agricultural & Econ Small Business Development Loan Series 1990-B,
               8.375% due 8/1/10 (SBA: Collateralized)                                                       NR/NR      1,028,710
   870,000     Monticello Pollution Control Revenue Northern States Power Co., 5.375% due 2/1/03             A1/AA        873,698
Mississipi    (1.80%)
 3,300,000     Adams County Hospital Revenue Series 1991, 7.90% due 10/1/08
               (Jefferson Davis Memorial Hospital Project)                                                  Aaa/NR      3,750,681
 1,500,000     Mississippi Higher Educational Authority Series C, 7.50% due 9/1/09                            A/NR      1,639,935
   200,000     Mississippi Hospital Equipment and Facilities Revenue Series A, 7.25% due 5/1/00
               (Baptist Medical Center Project; Insured: MBIA) (Escrowed to Maturity)                      Aaa/AAA        213,082
 1,000,000     Mississippi Hospital Equipment Revenue, 6.40% due 1/1/07
               (Rush Foundation Project; Guaranteed: Connie Lee)                                          Baa3/AAA      1,088,980
Missouri (1.00%)
   200,000     Missouri State Economic Development Export and Infrastructure Board MFHR Series 1991-A,
               7.25% due 9/15/02 (Quality Hill Project; Insured: Asset Guaranty)                             NR/AA        209,068
   650,000     Missouri State Health and Education Facilities Authority, 0% due 7/1/02
               (Missouri Baptist Medical Center Project) (Escrowed to Maturity)                              NR/NR        539,337
 2,365,000     St. Louis Board of Education General Obligation, 8.50% due 4/1/04 (Insured: FGIC)           Aaa/AAA      2,882,628
Montana  (0.30%)
   910,000     Montana Higher Education Student Assistance Corp. Series 1992-B, 7.05% due 6/1/04              A/NR        986,231
Nebraska (0.80%)
 2,135,000     Douglas County Industrial Development Revenue Series 1994, 6.40% due 9/1/14,
               mandatory put 9/1/04 (Aksarben Foods Project; LOC: Norwest Bank)                              NR/NR      2,245,551
   700,000     Nebraska Investment Finance Authority, 6.65% due 3/1/00 (Insured: MBIA)                     Aaa/AAA        735,245
   325,000     Nebraska Investment Finance Authority Collateralized Mortgage Obligation
               Capital Appreciation Refund, 0% due 4/15/12 (Insured: MBIA)                                 Aaa/AAA        125,414
Nevada   (0.10%)
   370,000     Clark County Certificate of  Participation, 5.75% due 3/17/01
               (University Medical Center Project)                                                            A/NR        372,242
New Hampshire     (0.30%)
 1,000,000     New Hampshire Higher Educational Health, 5.25% due 10/1/18 (Franklin Pierce
               College Project; Insured: ACA)                                                                 NR/A        988,870
New Jersey        (0.80%)
   280,000     Cape May County Municipal Utilities Authority, 6.60% due 8/1/03                               A1/A+        306,289
   460,000     Jersey County Sewer Authority, 9.00% due 1/1/06 (Insured: FGIC)                             Aaa/AAA        466,537
   300,000     New Jersey EDA Refunding Revenue Series 1991, 6.875% due 10/1/14, put 10/1/98
               (Fairway Corporation II Project; Guaranty: Provident Mutual Life)                             A2/NR        300,672
   365,000     New Jersey EDA Refunding Revenue, 7.50% due 12/1/19 (Spectrum for Living
               Development Project; LOC: Midlantic National Bank)                                             A3/A        390,736
   400,000     New Jersey Health Care, 7.20% due 7/1/01 (Columbus Hospital Project)                       Baa3/BB-        421,824
   500,000     New Jersey Health Care - Kennedy Health Systems Obligation Group B, 5.75%
               due 7/1/08 (Insured: MBIA)                                                                  Aaa/AAA        549,105
   515,000     New Jersey Higher Education Student Loan Revenue Series 1991-A, 7.00% due 7/1/05               A/NR        553,460
New Mexico        (1.20%)
 2,600,000     Farmington Pollution Control Revenue, 3.85% due 9/1/24,  put 4/1/98 (daily demand note)
               (LOC: Barclays Bank)                                                                         P1/A1+      2,600,000
   500,000     New Mexico State Hospital Loan Council,  5.50% due 6/1/01                                     A3/A-        517,855
   590,000     Sandia Pueblo General  Obligation,  5.40% due 12/1/03 (LOC:  Norwest  Bank)                   NR/AA        612,591
   600,000     Sandia Pueblo General Obligation,  5.60% due 12/1/05  (LOC:  Norwest  Bank)                   NR/AA        623,112
New York (3.70%)
   300,000     Allegheny County IDA Civic Facilities, 7.10% due 9/1/01 (Alfred University Project)         Baa1/NR        324,561
   550,000     Battery Park City Authority  Revenue,  7.35% due 5/1/01,  pre-refunded  5/1/99 @ 102        Aaa/AAA        581,856
 1,935,000     New York City General  Obligation,  6.00% due 8/1/08  (Insured:  FGIC)                      Aaa/AAA      2,134,827
 1,000,000     New York City General Obligation, 6.25% due 8/1/08                                          A3/BBB+      1,105,020
   425,000     New York City  General Obligation Refunding, 8.25% due 11/1/99  (Escrowed to Maturity)      Aaa/AAA        454,610
 1,000,000     New York City General  Obligation Refunding, 7.50% due 2/1/01 A3/BBB+ 1,085,530
   250,000     New York Housing Finance Agency SVC Contract Obligation Rev. Series A, 6.375% due 9/15/15 Baa1/BBB+        273,972
   200,000     New York Local Government  Assistance Corporation Series 1992, 6.875% due 3/15/06           NR/BBB+        216,926
 1,500,000     New York Local Government  Assistance Corporation Series 1992, 6.875% due 4/1/06             Aaa/A+      1,677,045
 1,825,000     New York State Dormitory Authority Revenue,  5.50% due 7/1/05
               (Vassar Brothers Hospital Project; Insured: FSA)                                            Aaa/AAA      1,942,493
   450,000     New York State Dormitory Authority Revenue, 4.90% due 7/1/08
               (St. Vincent DePaul Residence Project; LOC: Allied Irish Bank)                               Aa3/NR        454,523
   500,000     New York State Dormitory Authority Revenue Series B, 6.25% due 5/15/14                        A3/A-        559,385
 2,000,000     New York State Dormitory Authority Revenue Refunding, 5.20% due 2/15/13
               (North General Hospital Project)                                                          Baa1/BBB+      1,979,460
 1,000,000     Oneida County New York Industrial Development Agency Series A, 5.20% due 2/1/13
               (Civic Facility Mohawk Valley Project; Insured: FSA)                                        Aaa/AAA      1,007,850
   100,000     Onondaga County Industrial Development Civic Facilities Revenue, 7.90% due 1/1/17
               (LOC: Fleet Trust Company)                                                                     NR/A        112,433
    30,000     Valley Health Development Corporation Mortgage Revenue Series 1990-A, 7.85% due 2/1/02
               (Insured: FHA)                                                                               NR/AAA         31,802
North Carolina    (0.20%)
   650,000     Craven County Industrial Facilities Pollution Control Financing
               Authority Solid Waste Revenue, 7.875% due 6/1/05 (Weyerhaeuser Company Project)               NR/NR        677,645
North Dakota      (0.30%)
   650,000     Bismarck Hospital Revenue Refunding and Improvement, 7.00% due 5/1/03
               (Medical Center One Inc. Project; Insured: BIG)                                             Aaa/AAA        684,183
   365,000     Grand Forks Health Care System Revenue Bonds Series 1997, 6.25% due 8/15/06
               (Altra Health Systems Obligated Group Project; Insured: MBIA)                               Aaa/AAA        407,238
Ohio     (5.80%)
   700,000     Bellefontaine Hospital Facility Revenue and Refunding Series 1993, 6.00% due 12/1/02
               (Mary Rutan Health-Logan County Project)                                                     NR/BBB        742,196
   250,000     Bowling Green State University General Receipts Series 1991, 6.70% due 6/1/07                  A2/A        270,620
 1,000,000     Butler County Transportation Improvement, 6.00% due 4/1/10 (Insured: FSA)                   Aaa/AAA      1,107,710
 4,500,000     Cincinnati Student Loan Funding Corporation Series A, 6.15% due 8/1/10                        A1/NR      4,700,745
 2,250,000     Cleveland Certificate of Participation, 7.10% due 7/1/02,
               (Motor Vehicle & Community Equipment Project)                                              Baa2/BBB      2,355,052
 1,000,000     Cleveland Parking Facilities Improvement Revenue Series 1992, 8.00% due 9/15/12               NR/NR      1,167,320
 1,500,000     Cuyahoga County Mortgage Revenue Bonds Series 1997-E, 5.40% due 1/1/18, put 1/1/03
               (Pelton Retirement Community Project; LOC: First National Bank of Ohio)                       NR/NR      1,532,595
 1,100,000     Franklin County Health Care Revenue Series 1995-A, 6.00% due 11/1/10
               (Heinzerling Foundation Project; LOC: BancOne - Columbus)                                    Aa2/NR      1,170,829
   500,000     Franklin County Hospital, 5.80% due 12/1/05 (Doctors Project)                                 A3/NR        535,250
 1,445,000     Franklin County Hospital Revenue Refunding, 5.125% due 6/1/12
               (Worthington Christian Village Project)                                                      Aa2/NR      1,435,550
   900,000     Hamilton County Hospital  Facilities Refunding Revenue Series 1992, 6.80% due 1/1/08
               (Episcopal Retirement Homes, Inc. Project; LOC: Fifth/Third Bank)                            Aa2/NR        973,053
   700,000     Hamilton County Hospital Facilities Refunding Revenue Series 1992, 6.55% due 1/1/03
               (Episcopal Retirement Homes, Inc. Project; LOC: Fifth/Third Bank)                            Aa2/NR        758,653
    90,000     Harrison County Ohio Industrial Development Revenue, 6.625% due 12/1/98
               (Dravo Equipment Company Project)                                                             NR/NR         90,403
 1,035,000     Medina Ohio City School District  Refunding,  0% due 12/1/11 (Insured:  FGIC)                Aaa/NR        527,715
 1,000,000     Medina  Ohio City  School District Refunding,  5.00% due 12/1/12 (Insured: FGIC)             Aaa/NR      1,001,570
 1,050,000     Medina Ohio City School District Refunding, 5.00% due 12/1/13 (Insured:  FGIC)               Aaa/NR      1,045,412
   854,456     Ohio Industrial  Development Revenue Series 92, 8.125% due 12/1/06 (Swifton  Commons Project) NR/NR        640,842
   735,000     Ohio St. Economic Development Rev. Series 1995-2, 5.60% due 6/1/02
               (Wirt Metal Products Project)                                                                 NR/A-        768,193
   760,000     Reynoldsburg  Health Care Facilities  Revenue Bonds Series 1997,  5.70% due 10/20/12         Aaa/NR        808,761
Oklahoma     (1.50%)
 1,000,000     Oklahoma City Municipal Impt Authority, 0% due 7/1/08 (Insured: AMBAC                       Aaa/AAA        604,590
   180,000     Oklahoma  City  Municipal  Water Sewer Series C, 0% due 7/1/07                              Aaa/AAA        115,339
   700,000     Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/11                                 Aaa/AAA        353,647
 1,435,000     Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/13                                 Aaa/AAA        637,671
   125,000     Pryor Creek EDA  Mortgage  Revenue  Refunding  Series  1991-A,  6.625% due 7/1/01
               (FNMA Guaranteed)                                                                            NR/AAA        130,669
   785,000     Pushmataha  County Town of Antlers Hospital  Authority Revenue Series 1991, 8.75% due 6/1/06  NR/NR        873,681
 1,485,000     Tulsa Oklahoma  Industrial  Development  Authority  Hospital Revenue, 6.10% due 2/15/09
               (Medical Center Project)                                                                     Aa3/AA      1,598,023
   500,000     Tulsa Public Facilities Authority Solid Waste Revenue, 5.65% due 11/1/06
               (Ogden Martin Project; Insured: AMBAC)                                                      Aaa/AAA        535,400
   500,000     Woodward Municipal Hospital Authority Revenue Series 1994, 8.25% due 11/1/09                  NR/NR        563,975
Oregon     (1.40%)
 1,025,000     Albany Hospital Facility Authority Gross Revenue and Refunding Series 1994,
               7.00% due 10/1/05 (MennoniteHome Project)                                                     NR/NR      1,092,804
   400,000     Oregon Economic Development Department Revenue Series CLII, 6.70%
               due 12/1/98 (Smokecraft Project; LOC: Seafirst Bank)                                         Aa3/NR        407,560
 1,200,000     Oregon Economic Development Department Revenue Series CLII, 7.00%
               due 12/1/02 (Smokecraft Project; LOC: Seafirst Bank)                                         Aa3/NR      1,293,516
 1,070,000     Oregon Economic Development Department Revenue Series CLII, 7.70% due 12/1/14
               (Smokecraft Project; LOC: Seafirst Bank)                                                     Aa3/NR       1,233,485
 1,000,000     Port of Portland Industrial Revenue Series 85, 7.25% due 10/1/09 (Ash Grove Cement Proje     NR/NR        1,083,280
Pennsylvania          (5.50%)
   500,000     Allegheny County Hospital Development, 7.00% due 8/1/15                                      NR/A-         601,940
 2,050,000     Allegheny County Hospital Revenue, 6.00% due 4/1/06
               (University of Pittsburgh Hospital; Insured: MBIA)                                         Aaa/AAA       2,256,128
   500,000     Allegheny County Redevelopment Auth Rev Rfdg Home Loan, 6.60% due 8/1/98                      A3/A         503,085
 1,880,000     Beaver County Hospital Revenue, 6.60% due 7/1/04 (Insured: AMBAC)                          Aaa/AAA       2,071,365
 1,700,000     Beaver County Industrial Development Authority Health Revenue,
               0% due 2/1/10 (Guaranteed: FHA)                                                             NR/AA-         683,468
   360,000     Chartiers Valley School District Capital Appreciation Refunding Series 2, 0% due 3/1/07
               (Escrowed to Maturity)                                                                     Aaa/AAA         238,943
   135,000     Hampden Industrial Development Authority, 4.50% due 11/15/98 (Partnership Holdings LLC P     B1/NR         134,723
 2,800,000     Harrisburg Authority Lease Revenue, 6.50% due 6/1/04,
               crossover refunded 6/1/01 @ 101 (Insured: FSA)                                             Aaa/AAA       3,024,336
   800,000     Harrisburg Authority Lease Revenue Series 1991, 6.625% due 6/1/06,
               crossover refunded 6/1/01 @ 101 (Insured: Capital Guaranty)                                Aaa/AAA         867,040
 2,000,000     Lancaster County Solid Waste, 8.375% due 12/15/04                                         Baa2/BBB       2,058,500
 2,000,000     Lehigh County General Purpose Authority Revenue, 7.80% due 3/15/20, put 3/15/02
               (Muhlenburg Care Project; LOC: United Jersey Bank)                                           NR/NR       2,177,640
   750,000     Lehigh County General Purpose Rev, 5.10% due 11/15/03
               (St. Luke's Hospital, Bethlehem Project; Insured: AMBAC)                                   Aaa/AAA         777,750
   785,000     Lehigh County General Purpose Shephard Rehab Hosp, 6.00% due 11/15/07                      Aaa/AAA         871,562
   479,356     Lehigh County Industrial Development Authority Revenue,
               7.45% due 8/1/01 (Kresge Company Project)                                                   Ba3/NR         480,008
   800,000     McKeesport Area School District Series B, 0% due 10/1/04                                      NR/A         596,016
   400,000     Northeastern Pennsylvania Hospital & Education Authority Series A,
               6.30% due 1/1/05 (Insured: AMBAC                                                           Aaa/AAA         442,164
   980,000     Philadelphia  Water & Sewer Revenue 10th Series, 7.35% due 9/1/04 (Escrowed to Maturity)   Aaa/AAA       1,108,262
   750,000     Pine Richland School  District,  0%  due  9/1/03  (Insured:  AMBAC)                        Aaa/AAA         590,723
 1,000,000     Scranton  Lackawanna Health & Welfare  Authority,  7.125% due 1/15/13                        NR/NR       1,061,740
Rhode Island    (1.10%)
   595,000     Pawtucket Public  Building  Authority  Water  System  Revenue,  7.45% due  7/1/05           Aaa/NR         665,258
   680,000     Providence Public Building Authority Revenue, 7.10% due 12/1/03
               (Veazie Street School and Modular Classroom Project)                                       Baa2/NR         757,996
   355,000     Rhode Island Health & Educational Building Corporation Series 1991, 7.10% due 11/1/02
               (South County Hospital Project)                                                             NR/AAA         391,959
 1,500,000     Rhode Island Housing & Mortgage Finance Rental Housing Program Series A, 5.05% due 10/1/01    NR/A       1,525,860
   720,000     West Warwick General Obligation, 5.90% due 1/1/05 (Insured: MBIA)                          Aaa/AAA         766,555
South Carolina    (0.50%)
   340,000     Beaufort County Certificates Participation, 5.00% due 7/1/01
               (Plan Development Corporation Hilton Head Airport)                                            A/NR         348,265
   950,000     Florence County Certificate of Participation  Series, 6.00% due 3/1/08                     Aaa/AAA       1,033,172
   580,000     Liberty Sewer Revenue, 8.25% due  8/1/07                                                     NR/NR         592,540
South  Dakota  (1.00%)
 1,000,000     South Dakota Housing Development Authority Home Ownership Mortgage Series 1993-A,
               5.20% due 5/1/02                                                                           Aa1/AAA       1,028,290
   500,000     South Dakota Student Loan Series 1991-A, 7.60% due 8/1/04                                    NR/A+         560,365
 1,860,000     South Dakota Student Loan Revenue, 7.625% due 8/1/06 (Insured: MBIA)                       Aaa/AAA       1,987,205
Tennessee         (0.60%)
   900,000     Carroll County Industrial Development Board Refunding Revenue Series 1995,
               7.20% due 4/1/05 (Henry I Siegel Company Project; Guarantee: CHIC by H.I.S.)                NR/BBB         938,304
   395,000     Carroll County Industrial Development Resource, 7.00% due 4/1/01
               (Henry I Siegel Company Project; Guarantee: CHIC by H.I.S.)                                NR/BBB+         401,537
   185,000     Copperhill  Industrial  Development  Board,  7.80% due 12/1/00
               (City  Services  Company  Project)                                                        Baa2/BBB         185,772
 2,000,000     Met Govt Nashville & Davidson County H & E Facs Brd  Revenue,  0% due  6/1/21               Aaa/NR         582,020
Texas  (5.10%)
 3,295,000     Brazos Higher Education Authority Refunding Revenue Series C-1, 6.20% due  11/1/00           Aa/NR       3,401,627
   485,000     Brazos Higher Education Authority Refunding Revenue Series B-1, 6.50% due 6/1/04              A/NR         514,837
   245,000     Brazos Texas Higher Education  Authority  Student Loan Revenue Series A-2, 5.85% due 6/1/01 Aaa/NR         255,378
   135,000     Chimney  Hill  Municipal   Utility   District Waterworks  and Sewer System
               Unlimited Tax and Rev Refunding Series 1991, 7.75% due 10/1/11                               NR/NR         146,479
   865,000     Chimney Hill Municipal Utility District Waterworks and Sewer System
               Unlimited Tax and Rev Refunding Series 1991, 7.75% due 10/1/11                               NR/NR         942,634
   750,000     Clay Road Municipal Utility District Unlimited Tax and Revenue Series 1991, 7.625% due 9     NR/NR         809,610
 1,000,000     Conroe Independent School District Refunding Series 1992, 0% due 2/1/05 (PSF Guaranteed)   Aaa/AAA         715,190
 1,000,000     Conroe Independent School District Refunding Series 1992, 0% due 2/1/05 (PSF Guaranteed)   Aaa/AAA         704,270
   460,000     El Paso Multi Family Housing Revenue Series A, 6.00% due 12/1/01                             A1/NR         475,355
   590,000     El Paso Multi Family Housing Revenue Series A, 6.15% due 12/1/02                             A1/NR         614,172
   410,000     Harris County Flood Control District, 0% due 10/1/06                                        Aa2/AA         237,464
   570,000     Harris County Municipal Utility District #118 Unlimited Tax and Revenue
               Refunding Series 1992, 0% due 3/1/04 (Insured: MBIA)                                       Aaa/AAA         405,019
   525,000     Harris County Municipal Utility District #118 Unlimited Tax and Revenue
               Refunding Series 1992, 0% due 3/1/05 (Insured: MBIA)                                       Aaa/AAA         348,075
   880,000     Houston Water Conveyance System Contract Certificate of Participation
               Series F, 7.20% due 12/15/04 (Insured: AMBAC)                                              Aaa/AAA       1,023,994
   465,000     Hunt Memorial Hospital District, 0% due 2/15/01                                                A/A         402,039
 2,000,000     Leander Independent School District Unlimited Tax School Building & Refunding
               Series 1992, 0% due 8/15/05 (PSF Guaran                                                     Aaa/NR       1,481,940
   800,000     Mesquite General Obligation, 0% due 2/15/02                                                  A1/A+         677,208
   800,000     Midland County Hospital District Revenue Series 1991, 0% due 6/1/07                          NR/A-         490,872
   500,000     North Texas Higher Education Authority Series D, 6.30                                         A/NR         528,925
   600,000     North  Texas  Higher Education Authority Student Loan Revenue, 6.30% due 4/1/09               A/NR         635,430
   500,000     North Texas Higher Educational Student Loan Revenue,  6.50% due 4/1/98 (Insured:  AMBAC)   Aaa/AAA         500,000
 1,000,000     Northeast  Hospital Authority, 7.25% due 7/1/22, pre-refunded  1/1/03 @ 102
               (Northeast Medical Center)                                                                 Baa1/NR       1,144,100
   420,000     San Antonio General Obligation, 5.00% due 8/1/00                                            Aa2/AA         429,051
   715,000     Tarrant County Health Fac, 6.00% due 9/1/04 (Harris Methodist Health Systems Project;
               Insured: AMBAC)                                                                            Aaa/AAA         782,081
 1,100,000     Texas WaterAaa/AAA 1,140,480ng Authority Revenue, 7.30% due 2/15/04 (Insured: AMBAC)
   400,000     Trinity HFC Multi Family Housing Revenue Series 1982, 10.00% due 6/1/98,
               (Timberline Apartments Project)                                                              NR/NR         400,200
Utah           (1.20%)
 2,000,000     Intermountain Power Agency Revenue, 0% due 7/1/00                                          Aaa/AAA       1,822,240
 2,500,000     Salt Lake County Housing Authority Multi Family Housing Revenue Refunding Series 1993,
               5.40% due 12/15/18, put 12/15/03 (Summertree Project; LOC: First Security Bank)             Aa2/NR       2,654,550
Virginia (2.60%)
 2,000,000     Hampton Redevelopment Housing Authority Multi Family Housing Refunding Series 1994,
               7.00% due 7/1/24, (Chase Hampton Apartments Project)                                       Baa2/NR       2,158,820
   215,000     Peninsula Ports Authority Hospital Revenue, 8.00% due 8/1/99
               (Mary Immaculate Hospital Project)                                                         NR/BBB+         225,651
 2,000,000     Suffolk Redevelopment Housing Authority Multi Family Housing Revenue and Refunding
               Series 1994, 7.00% due 7/1/24, (Chase Heritage @ Dulles Project)                             NR/NR       2,205,480
   665,000     Virginia Beach General Obligation, 5.90% due 7/15/08                                        Aa2/AA         720,574
 1,000,000     Virginia Housing Dev. Auth. Commonwealth Mortgage Series 1992-C, 6.75% due 7/1/11          Aa1/AA+       1,066,120
 1,000,000     Virginia Public School Authority, 6.80% due 1/15/05, pre-refunded 1/15/99
               (School Funding Project)                                                                   Aaa/AAA       1,039,200
 1,030,000     Virginia State Housing Development Authority Series C-7, 5.40% due 1/1/01                  Aa1/AA+       1,058,861
 1,000,000     Virginia State Housing Development Authority Series H-1, 6.60% due 7/1/08                  Aa1/AA+       1,073,910
Washington           (2.80%)
 1,000,000     Bremerton Water & Sewer Improvement Revenue Series B, 6.00% due 9/1/03 (Insured: FGIC)     Aaa/AAA       1,086,360
 1,100,000     Clark County Industrial Revenue Solid Waste Transfer Stations Series 1991,
               7.50% due 12/15/06 (Columbia LOC: U.S. Bank of Oregon                                        A1/NR       1,207,778
   505,000     Grant County Public Utility District # 002 Wanapum Hydro Electric Revenue Series C, 6.00%
               due 1/1/03 (Insured: AMBAC)                                                                Aaa/AAA         542,613
   415,000     Grant County Public Utility District # 002 Wanapum Hydro Electric Revenue Series C, 6.00%
               due 1/1/06 (Insured: AMBAC)                                                                Aaa/AAA         456,172
 1,500,000     Pilchuck Development Public Corporation IDRB Series 1993, 6.25% due 8/1/10
               (Little Neck Properties Project; LOC: U.S. Bancorp)                                          NR/NR       1,575,405
   790,000     Port of Grays Harbor Revenue Refunding, 6.05% due 12/1/02                                   A/BBB+         846,801
 1,000,000     Sumner Washington General Obligation Bonds, 4.70% due 8/1/98                                 NR/NR       1,000,430
   870,000     Washington Health Care Facilities Authority Pooled Equipment Series 1992-B, 7.20%
               due 6/1/02 (Kadlec Medical Center Project)                                                   A3/NR         892,333
   400,000     Washington Health Care Facilities Authority Revenue, 7.875% due 12/1/09
               (LOC: Allied Irish Banks)                                                                    NR/A+         437,876
   400,000     Washington Public Power Supply System Series 1991-A, 6.75% due 7/1/05 (Project: 1)           Aa/AA         437,896
   960,000     Washington Public Power Supply System, 0% due 7/1/10 (Project: 3)                          Aa1/AA-         521,750
   870,000     Washington State General Obligation Series A, 6.60% due 2/1/02                             Aa1/AA+         945,629
   500,000     Washington State Public Power Supply # 2, 5.70% due 7/1/08 (Nuclear Project; Insured: MB   Aaa/AAA         541,110
West Virginia       (1.40%)
 3,100,000     West Virginia Parkway Economic Developement Tourism Authority Series 1993,
               5.75% due 5/15/02, (inverse floater) (Insured: FGIC)                                       Aaa/AAA       3,189,497
 2,000,000     West Virginia Statewide Commission Lottery Revenue Series 1997-A,
               5.50% due 7/1/05 (Insured: MBIA)                                                           Aaa/AAA       2,133,880
 Wisconsin           (0.40%)
   345,000     Bass Lake PCRB, 6.50% due 4/1/05 (Johnson Timber Corp. Project; SBA Guaranty)                NR/NR         386,876
 1,000,000     Wisconsin Health & Education, 7.75% due 11/1/15 (Hess Memorial Hospital Project)             NR/NR       1,110,950
U. S. Virgin Islands          (0.80%)
 2,885,000     U.S. Virgin Islands Water & Power Authority Series A, 7.40% due 7/1/11                       NR/NR       3,151,920

                  TOTAL INVESTMENTS  (100%) (Cost $352,815,107)**               $ 372,948,356


 * Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund.
     These securities are deemed by the Advisor to be comparable with those of issuers having debt ratings in the highest grades by Moody's or S&P.
 **  The cost for federal income tax purpose is the same.
  t  Credit ratings are unaudited.
     See notes to unaudited financial statements.


Class A Shares* Morningstar Ratings Period Ending March 31, 1998
3yr     5yr     10yr         3yr     5yr     10yr

Thornburg Limited Term Municipal Fund - National Portfolio
LTMFX is a laddered portfolio of municipal obligations from throughout the U.S. The Fund has an average maturity of 5 years or less. Thornburg Limited Term Municipal Fund - California Portfolio LTCAX, a single state companion portfolio to LTMFX, offers California investors double tax-free** yields in a laddered, short maturity portfolio. The Fund has an average maturity of 5 years or less. Thornburg Intermediate Municipal Fund
THIMX is a laddered portfolio of municipal obligations from throughout the U.S.
  The Fund has an average maturity of 10 years or less.
Thornburg Florida Intermediate Municipal Fund
THFLX , a single state companion fund to THIMX, offers Florida investors a balanced approach to double tax-free** yields. The Fund has an average maturity of 10 years or less.
Thornburg New Mexico Intermediate Municipal Fund
THNMX, a single state companion fund to THIMX, offers New Mexico investors a balanced approach to double tax-free** yields. The Fund has an average maturity of 10 years or less. Thornburg Limited Term U.S. Government Fund LTUSX is an open end mutual fund which invests in short to intermediate obligations issued by the U.S. Government, its agencies or instrumentalities***. It has an average maturity of 5 years or less. It is particularly suitable for your IRA, Keogh Plan, Pension
Plan, or Profit Sharing Plan.
Thornburg Limited Term Income Fund
THIFX is an open end mutual fund which invests in a wide variety of taxable, investment grade, short to intermediate obligations.
The Fund keeps a weighted average maturity of 5 years or less. It is also suitable for your IRA, Keogh Plan, Pension Plan, or
Profit Sharing Plan.
Thornburg Value Fund
Thornburg Global Value Fund
Thornburg New York Intermediate Municipal Fund

4        4        4        1,525    782     345      Muni Short


4        4        4        1,525    782     345      Muni Short


4        5        N/A      1,525    782     N/A      Muni Nat'l Int.

5        N/A      N/A      1,525    N/A     N/A      Muni Single St. Int.


4        4        N/A      1,525    782     N/A      Muni Single St. Int.


3        3        3        1,403    831     329      Short Gov't



4        3        N/A      1,403    831     N/A      Inter. Term Bd.





New, Not Yet Rated

SOURCE: Morningstar Advanced Analytics for Principia, 3/31/98. Morningstar proprietary ratings are subject to change every month and are calculated from the fund's 3-, 5- and 10- year average annual returns (when available) in excess of 90-day Treasury bill returns with appropriate fee adjustment and a risk factor that reflects fund performance below 90-day Treasury bill returns. 10% of the funds in an investment category receive 5 stars, 22% receive 4 stars and 35% receive 3 stars. *Morningstar ratings only apply to a fund's Class A shares. Certain funds also offer other classes of shares which are not rated.
Those shares have different expenses and performance from Class A shares. **Income from the municipal funds may be subject to state and local taxes and/or (except LTMFX) the federal alternative minimum tax. Although it reserves the right to do so in the future, LTMFX does not currently invest in bonds subject to the alternative tax. *** The share price of the Fund is not guaranteed by the U.S. Government. +Class C shares of the respective funds have only been offered since September 1, 1994.






Recall that in the spring of 1993 the fed funds rate was 3%. Today it is 5.31%. Assets in money market funds* and bank CDs* have increased by almost $1 trillion since then, while American investors' holdings of bonds and bond funds have actually decreased. While all savers would prefer to have the interest rates of the 1980's, it is noteworthy that (1) bond fund performance has been very good relative to money market and CD performance even in an environment of generally rising short term interest rates, and (2) many economists are calling for generally lower interest rates in the years ahead, even if Mr. Greenspan happens to raise short interest rates temporarily to cool the economy later this year. I believe investors should seriously consider moving assets from money market investments to bonds if higher short term interest rates and lower bond prices materialize in the coming months. Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform well above average in varying interest rate environments. Your fund has earned Morningstar's** coveted 5-star overall rating for risk adjusted performance. I would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in Thornburg Intermediate Municipal Fund. Sincerely,

Brian J. McMahon
Portfolio Manager